Organization and Business	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Organization and Business [Abstract]
Organization and Business

1.Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the consolidated accounts of Pure Bioscience, Inc. and its wholly owned subsidiary, ETIH2O Corporation, a Nevada corporation. ETIH2O Corporation currently has no business operations and no material assets or liabilities and there have been no significant transactions related to ETIH2O Corporation during the periods presented in the consolidated financial statements. All inter-company balances and transactions have been eliminated. All references to “PURE,” “we,” “our,” “us” and the “Company” refer to Pure Bioscience, Inc. and our wholly owned subsidiary.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP, for interim financial information pursuant to the instructions to Form 10-Q and Article 10/Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three and nine months ended April 30, 2014 are not necessarily indicative of the results that may be expected for other quarters or the year ending July 31, 2014. The July 31, 2013 balance sheet was derived from audited financial statements but does not include all disclosures required by GAAP and included in our Annual Report on Form 10-K. For more complete information, these unaudited financial statements and the notes thereto should be read in conjunction with the audited financial statements for the year ended July 31, 2013 included in our Annual Report on Form 10-K covering such period filed with the Securities and Exchange Commission, or SEC, on October 24, 2013.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Certain reclassifications have been made to prior period amounts to conform to current period presentation. These reclassifications did not have an impact on our results of operations or financial condition for the periods presented.

Recent Corporate Developments

New Board of Directors and Management Team

On August 13, 2013, the following managerial and corporate governance changes occurred to create a new Board of Directors, or Board, and management team:

•	Michael L. Krall, Donna Singer, and Dennis Brovarone resigned as members of the Board;
•	Michael L. Krall, Donna Singer, and Dennis Atchley resigned all positions respectively held by them as officers of the Company;
•	Dave Pfanzelter was appointed by the Board to be the Chairman of the Board;
•	Dave Pfanzelter was appointed by the Board to serve as Interim Chief Executive Officer;
•	Gary D. Cohee was appointed by the Board to serve as a member of the Board; and
•	Peter C. Wulff was appointed by the Board to serve as Chief Financial Officer, Chief Operating Officer, and Corporate Secretary.

As previously disclosed on our Form 8-K filed on July 25, 2013, on July 22, 2013, Jon Carbone and Paul Maier resigned as directors of the Company and as members of the Audit and Compensation Committees.

On September 10, 2013, the Board appointed Henry R. Lambert to serve as Chief Executive Officer and a member of the Board.  In connection with the hiring of Mr. Lambert to serve as our Chief Executive Officer, Dave Pfanzelter resigned his position as our Interim Chief Executive Officer. Mr. Pfanzelter will continue to render significant services to us and will continue to serve as our Chairman of the Board.

In October 2013, we appointed three additional members to the Board; Dr. David Theno, Jr., Craig Culver and William Otis. On April 9, 2014, Craig Culver resigned from the Board. The Board now consists of five members who provide professional experience in business and finance; food science and food safety; and foodservice and food manufacturing.

On December 11, 2013, the Company entered into a five-year strategic collaboration agreement with St. Louis-based Intercon Chemical Company (ICC). The agreement consists of a multi-prong approach to accelerate the commercialization of PURE’s unique and proprietary SDC-based products.  The strategic collaboration agreement provides:

•	ICC licenses from PURE its patents and technology know-how for the exclusive manufacture for PURE of all SDC-based products.
o	ICC will invest in plant improvements to allow for expanded SDC production.
o	ICC’s R&D team will collaborate on SDC product line development.
•	ICC licenses the distribution rights for SDC-based products into its core businesses of institutional cleaning and sanitation products.
o	ICC will also develop a new initiative focused on US hospital, healthcare and medical facilities.
o	PURE earns royalty income on SDC-products sold by ICC and its affiliates.

The agreement may be terminated by mutual written consent, or by either party upon the material breach of the terms of the agreement by the other party.

During the three months ended April 30, 2014, we entered into an asset purchase agreement with ICC.  Based on the terms of the agreement we received approximately $58,000 for our manufacturing assets.  The assets were sold at book value. As a result, no gain was recorded.

1. Organization and Business

All references to “PURE,” “we”, “our,” and “us” refer to Pure Bioscience, Inc. and our wholly owned subsidiary.

Pure Bioscience, Inc. is focused on developing and commercializing our proprietary antimicrobial products that provide solutions to the health and environmental challenges of pathogen and hygienic control. Our technology platform is based on stabilized ionic silver, and our initial products contain silver dihydrogen citrate, or SDC. SDC is a broad-spectrum, non-toxic antimicrobial agent that is manufactured as a liquid delivered in various concentrations. We currently manufacture and distribute SDC-based disinfecting and sanitizing products, which are registered by the Environmental Protection Agency, or EPA. We also manufacture and sell SDC-based formulations to manufacturers for use as a raw material ingredient in the production of personal care products. We believe our technology platform has potential application in a number of industries.  We intend to focus our current resources in providing food safety solutions to the food industry.

We were incorporated in the state of California in August 1992 as Innovative Medical Services. In September 2003, we changed our name to Pure Bioscience. In March 2011, we reincorporated in the state of Delaware. We operate in one business segment.

Effective on August 14, 2012 and commencing with the opening of trading on August 15, 2012, we effected a reverse stock split of our issued and outstanding common stock, $0.01 par value per share, at a ratio of one-for-eight, with each eight (8) issued and outstanding shares of our common stock automatically combined and converted into one (1) issued and outstanding share of our common stock. The reverse stock split was approved by stockholders holding a majority of our outstanding voting power at our annual meeting of stockholders held on July 31, 2012. All information in our consolidated financial statements and the notes thereto regarding share amounts of our common stock and prices per share of our common stock has been adjusted to reflect the application of the reverse stock split on a retroactive basis.

Liquidity & Going Concern Uncertainty

These consolidated financial statements have been prepared and presented on a basis assuming we will continue as a going concern.  The factors below raise substantial doubt about our ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.

Since our inception, we have financed our operations primarily through public and private offerings of securities, debt financing, and revenue from product sales and license agreements. We have a history of recurring losses, and as of July 31, 2013 we have incurred a cumulative net loss of $70,171,000.

We do not have, and may never have, significant cash inflows from product sales or from other sources of revenue to fund our operations. As of July 31, 2013, we had $32,000 in cash and cash equivalents, and $2,153,000 of current liabilities, including $1,134,000 in accounts payable.  We do not currently believe that our existing cash resources are sufficient to meet our anticipated needs over the next twelve months.  The uncertainties surrounding our ability to continue to fund our operations raise substantial doubt about our ability to continue as a going concern.

Until we can generate significant cash from operations, we expect to continue to fund our operations with the proceeds of offerings of our equity and debt securities. However, we cannot assure you that additional financing will be available when needed or that, if available, financing will be obtained on terms favorable to us or to our stockholders. If we raise additional funds from the issuance of equity securities, substantial dilution to our existing stockholders would likely result. If we raise additional funds by incurring debt financing, the terms of the debt may involve significant cash payment obligations as well as covenants and specific financial ratios that may restrict our ability to operate our business.  Further, any contracts or license arrangements we enter into to raise funds may require us to relinquish our rights to our products or technology, and we cannot assure you that we will be able to enter into any such contracts or license arrangements on acceptable terms, or at all.  Having insufficient funds may require us to delay or scale back our marketing, distribution and other commercialization activities or cease our operations altogether.

We do not have any unused credit facilities or other sources of capital available to us at this time. We intend to secure additional working capital through sales of additional debt or equity securities. On February 1, 2013, we filed a registration statement on Form S-1 with the SEC. Subject to the SEC’s declaration of effectiveness of such registration statement, and subject to capital market conditions, we intend to raise additional capital through the registration statement. Our intended financing initiatives are subject to risk, and we cannot provide any assurance about the availability or terms of these or any future financings.

If we are unable to obtain sufficient capital, it will have a material adverse effect on our business and operations. It could cause us to fail to execute our business plan, fail to take advantage of future opportunities, or fail to respond to competitive pressures or customer requirements. It also may require us to significantly modify our business model and operations to reduce spending to a sustainable level, which may include delaying, scaling back or eliminating some or all of our ongoing and planned investments in corporate infrastructure, research and development projects, regulatory submissions, business development initiatives, and sales and marketing activities, among other investments. If adequate funds are not available when needed, we may be required to reduce or cease operations altogether.

The financial statements do not include any adjustment relating to recoverability or classification of recorded assets and classification of recorded liabilities.

NASDAQ Delisting

Our common stock was delisted from The NASDAQ Capital Market and on May 17, 2013 our common stock began trading on the OTCQB Marketplace under the ticker symbol “PURE”. We continue to file periodic reports with the Securities and Exchange Commission in accordance with the requirements of Section 12(g) of the Securities Exchange Act of 1934, as amended.